Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Detailed Information About Intangible Assets
Details and movement of items composing intangible assets are as follows:

(In thousand Euros)	Software	Patents and customer relationships	Development costs	Other	Total
Balance at December 31, 2022	6,377	4,042	49,537	844	60,800

Additions	1,431	—	13,610	936	15,977
Disposal	—	(60)	(47)	—	(107)
Transfers	(55)	—	478	(423)	—
Amortization for the period	(730)	(287)	(6,330)	—	(7,347)
Translation differences	(6)	(29)	(1)	—	(36)

Balance at June 30, 2023	7,017	3,666	57,247	1,357	69,287

Cost
At December 31, 2022	8,777	4,578	64,577	844	78,776

At June 30, 2023	10,147	4,489	78,617	1,357	94,610

Accumulated amortization
At December 31, 2022	(2,400)	(536)	(15,040)	—	(17,976)

At June 30, 2023	(3,130)	(823)	(21,370)	—	(25,323)

Summary of the Goodwill Breakdown by CGU
The Goodwill breakdown by CGU as of June 30, 2023, and December 31, 2022, is as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
Ares	5,571	5,571
Coil	3,438	3,503
Nordics	2,309	2,570
Electromaps / Software	3,457	3,457

Total	14,775	15,101